Other Information (Detail Textuals) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 21, 2020 USD ($) shares $ / shares	Aug. 09, 2016 USD ($)	Apr. 20, 2012 EUR (€)	Sep. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) Agreement		Dec. 31, 2017 EUR (€) € / shares		Jan. 01, 2020 EUR (€)	Jan. 01, 2020 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2016 $ / shares shares
Disclosure of transactions between related parties [line items]
Percentage of total numbers of options granted to vesting	0.25
Percentage of options to vest after vesting period	0.0625
Exercise price, share options granted | € / shares								€ 1,091
Share issue related cost					€ 21
Consideration paid (received)					0	€ 5,730	[1]	€ 0	[1]
Purchase agreement PEAK6
Disclosure of transactions between related parties [line items]
Number of share issued | shares													5,000,000
Share issued price per share | $ / shares													$ 1.55
Warrant issued to purchase number of common stock | shares													7,500,000
Exercise price of warrants or rights | $ / shares													$ 1.74
Management services agreement peak6
Disclosure of transactions between related parties [line items]
Professional fees for the services rendered | $		$ 1,500
Term of agreement		5 years
Quarterly amount of management fee | $		$ 375
Affinitas GmbH
Disclosure of transactions between related parties [line items]
Payments of other equity instruments					5,730
Affinitas GmbH | Affinitas and rocket internet se agreement
Disclosure of transactions between related parties [line items]
Number of agreements | Agreement						2
Professional fees for the services rendered					44	€ 25		36
Professional fees payable					0	0
Affinitas Phantom Share GmbH
Disclosure of transactions between related parties [line items]
Payments of other equity instruments					€ 1,641
Affinitas Phantom Share GmbH | eH Shareholder Loan
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties			€ 213
Percentage of share held by Rocket Internet SE					6.00%
Rocket Khalil
Disclosure of transactions between related parties [line items]
Payments of other equity instruments					€ 1,377
David Khalil
Disclosure of transactions between related parties [line items]
Payments of other equity instruments					25
Stakeholders and officers of affinitas | Loan agreement
Disclosure of transactions between related parties [line items]
Amount of loan					0	0
Interest incurred on loan					0	127		508
MLLNNL LLC
Disclosure of transactions between related parties [line items]
Professional fees for the services rendered					357	313
Peak6 | Management services agreement peak6
Disclosure of transactions between related parties [line items]
Consideration for the termination of agreement								€ 2,000				$ 2,400
Attorneys from city of santa monica and offices of district attorney
Disclosure of transactions between related parties [line items]
Legal proceedings provision						€ 502
Elite Connexion And Spark Networks Services GmbH
Disclosure of transactions between related parties [line items]
Legal proceedings provision					150
Damages sought				€ 800	€ 800
Zoosk, Inc. | Major business combination
Disclosure of transactions between related parties [line items]
Cash transferred, final adjustment surplus										€ 451	$ 506
Long Term Incentive Plan
Disclosure of transactions between related parties [line items]
Number of share issued | shares	3,000,000
$4.88 | Long Term Incentive Plan | Commencement of share based arrangement | Chief Executive Officer
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement | shares	833,000
Exercise price, share options granted | $ / shares	$ 4.88
$4.88 | Long Term Incentive Plan | Commencement of share based arrangement | General Counsel
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement | shares	90,000
Potential lump sum payment for stock options | $	$ 1,500
Exercise price, share options granted | $ / shares	$ 4.88
$4.88 | Long Term Incentive Plan | Commencement of share based arrangement | Chief Financial Officer
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement | shares	135,000
Exercise price, share options granted | $ / shares	$ 4.88
Zero-priced strike price | Long Term Incentive Plan
Disclosure of transactions between related parties [line items]
Number of share issued | shares	1,000,000
Zero-priced strike price | Long Term Incentive Plan | Commencement of share based arrangement | Chief Executive Officer
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement | shares	449,000
Zero-priced strike price | Long Term Incentive Plan | Commencement of share based arrangement | General Counsel
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement | shares	29,000
Zero-priced strike price | Long Term Incentive Plan | Commencement of share based arrangement | Chief Financial Officer
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement | shares	43,000

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.